Summary of Significant Accounting Policies (Details 3)	11 Months Ended	12 Months Ended
	Feb. 02, 2013	Mar. 03, 2012	Feb. 26, 2011
Property, Plant and Equipment [Line Items]
Reporting period lag for consolidation of financial results (in months)	1 month	2 months	2 months
Building [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives, minimum (in years)	25 years
Estimated useful lives, maximum (in years)	50 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives, minimum (in years)	3 years
Estimated useful lives, maximum (in years)	25 years
Fixtures and Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives, minimum (in years)	3 years
Estimated useful lives, maximum (in years)	20 years
Assets Held under Capital Leases [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives, minimum (in years)	2 years
Estimated useful lives, maximum (in years)	20 years